Trade and Other Payables (Details Textual) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Trade and Other Payables (Textual)
Provision for penalty claims	$ 48,847	$ 18,445	$ 28,720	$ 71,092